Consolidated Statements of Operations (Parenthetical) - USD ($)			5 Months Ended
	Jan. 07, 2021	Nov. 27, 2020	Dec. 31, 2020
Stock issued during the period shares new issues		16,377,622
Stock issued during period value new issues			$ 146,170,277
Over-Allotment Option [Member]
Stock issued during the period shares new issues		1,377,622
Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member]
Stock issued during the period shares new issues	218,094
Stock issued during period value new issues	$ 0
Subsequent Event [Member] | Founder Shares Subject To Forfeiture [Member]
Stock issued during the period shares new issues	218,094
Stock issued during period value new issues	$ 0
Subsequent Event [Member] | Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member]
Stock issued during the period shares new issues	218,094
Stock issued during period value new issues	$ 0